Post-Retirement and Other Long-Term Employees Benefits - Components of Net Periodic Benefit Cost (Parenthetical) (Detail) (ST-Ericsson [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
ST-Ericsson [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	$ 4